Schedule of Investments (unaudited)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 25.7%
Allkem Ltd.(a)	746,968	$4,234,170
Alumina Ltd.(a)	3,027,609	1,455,820
Argosy Minerals Ltd.(a)(b)	536,583	61,951
AVZ Minerals Ltd.(a)(b)(c)	3,302,250	1,081,096
BHP Group Ltd.	6,255,966	190,446,726
BlueScope Steel Ltd.	561,280	7,699,275
Chalice Mining Ltd.(a)	436,776	435,728
Champion Iron Ltd.	480,000	2,395,437
Core Lithium Ltd.(a)(b)	2,369,006	436,698
Coronado Global Resources Inc.(d)	908,160	979,281
Deterra Royalties Ltd.	533,760	1,745,266
Fortescue Metals Group Ltd.	2,091,126	34,338,156
IGO Ltd.	844,800	4,753,463
Iluka Resources Ltd.	528,640	2,400,667
Imdex Ltd.	630,418	752,495
Latin Resources Ltd., NVS	2,872,674	350,651
Leo Lithium Ltd.(a)(c)	1,454,959	455,908
Liontown Resources Ltd.(a)(b)	1,507,367	1,365,429
Lynas Rare Earths Ltd.(a)	1,151,360	5,014,546
Mineral Resources Ltd.	217,473	8,729,365
Mount Gibson Iron Ltd.(a)	725,760	248,561
Nickel Mines Ltd.	2,159,719	1,022,892
Perenti Global Ltd.(a)	997,013	690,180
Pilbara Minerals Ltd.(b)	3,527,680	8,435,173
Rio Tinto Ltd.	458,099	37,612,382
Sandfire Resources Ltd.(a)	570,384	2,303,226
Sayona Mining Ltd.(a)(b)	10,407,171	454,766
Sims Ltd.	205,351	1,807,411
South32 Ltd.	5,606,932	11,269,695
Stanmore Resources Ltd.(a)	325,760	831,407
Vulcan Steel Ltd.	82,676	403,083
		334,210,904
Austria — 0.3%
voestalpine AG	144,000	4,047,763

Belgium — 0.2%
Bekaert SA	44,800	2,079,542

Brazil — 5.1%
Bradespar SA	42,140	188,353
Cia. Brasileira de Aluminio	254,720	214,248
Cia. Siderurgica Nacional SA	823,040	2,745,668
Vale SA	4,202,240	63,050,035
		66,198,304
Canada — 4.2%
Algoma Steel Group Inc.	114,024	959,618
Altius Minerals Corp.	48,088	689,984
Capstone Mining Corp.(a)	513,920	2,105,748
ERO Copper Corp.(a)	103,040	1,269,633
Filo Corp., NVS(a)	115,362	1,724,968
First Quantum Minerals Ltd.	727,680	5,957,865
Foran Mining Corp.(a)	226,560	687,886
Hudbay Minerals Inc.	421,863	1,915,086
Ivanhoe Mines Ltd., Class A(a)(b)	755,310	6,740,708
Labrador Iron Ore Royalty Corp.	75,542	1,750,279
Lithium Americas Argentina Corp.(a)(b)	128,294	685,458
Lithium Americas Corp.(a)(b)	128,338	825,668
Lundin Mining Corp.	812,259	5,626,762
Major Drilling Group International Inc.(a)	90,880	516,367
Solaris Resources Inc.(a)	90,240	335,836
Security	Shares	Value

Canada (continued)
Stelco Holdings Inc.	41,251	$1,340,935
Taseko Mines Ltd.(a)	359,092	433,996
Teck Resources Ltd., Class B	568,963	21,434,385
		55,001,182
Chile — 0.0%
CAP SA	81,280	559,011

China — 2.0%
Aluminum Corp. of China Ltd., Class A	832,065	644,881
Aluminum Corp. of China Ltd., Class H	5,120,000	2,528,582
Anhui Honglu Steel Construction Group Co. Ltd., Class A	68,450	226,317
Baoshan Iron & Steel Co. Ltd., Class A	1,664,093	1,448,193
China Hongqiao Group Ltd.	2,880,000	2,345,286
China Metal Recycling Holdings Ltd.(c)	132,000	—
China Minmetals Rare Earth Co. Ltd., Class A	64,000	250,437
China Nonferrous Mining Corp Ltd.	1,280,000	773,892
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	256,070	711,114
China Oriental Group Co. Ltd.	2,460,000	381,050
CMOC Group Ltd., Class A	1,408,000	1,027,247
CMOC Group Ltd., Class H	4,539,000	2,593,682
GEM Co. Ltd., Class A	384,717	303,539
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	192,835	179,466
Henan Shenhuo Coal & Power Co. Ltd.	192,000	423,201
Hesteel Co. Ltd., Class A	766,500	232,709
Huaibei Mining Holdings Co. Ltd.	192,000	425,317
Hunan Valin Steel Co. Ltd., Class A	512,000	396,129
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	3,328,021	712,808
Jiangxi Copper Co. Ltd., Class A	130,125	322,642
Jiangxi Copper Co. Ltd., Class H	1,410,000	1,998,991
Jinchuan Group International Resources Co. Ltd.	3,840,000	226,130
Jinduicheng Molybdenum Co. Ltd., Class A	250,400	332,465
MMG Ltd.(a)	3,594,000	1,031,571
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	640,000	303,666
Shandong Nanshan Aluminum Co. Ltd., Class A	892,930	359,919
Shanxi Meijin Energy Co. Ltd., Class A(a)	322,628	326,421
Shanxi Taigang Stainless Steel Co. Ltd., Class A	450,307	243,229
Shenghe Resources Holding Co. Ltd., Class A	128,000	185,427
Shougang Fushan Resources Group Ltd.	2,560,000	924,535
Sinomine Resource Group Co. Ltd., Class A	53,060	255,289
Tiangong International Co. Ltd.	1,280,000	382,994
Tianshan Aluminum Group Co. Ltd., Class A	379,000	320,338
Tongling Nonferrous Metals Group Co. Ltd., Class A	832,500	354,174
Western Mining Co. Ltd., Class A	192,000	344,890
Western Superconducting Technologies Co. Ltd., Class A	48,433	355,615
Xiamen Tungsten Co. Ltd., Class A	128,099	308,140
Yintai Gold Co. Ltd., Class A	187,040	388,248
YongXing Special Materials Technology Co. Ltd., Class A	27,430	168,893
Yunnan Aluminium Co. Ltd., Class A	256,000	460,863
Yunnan Chihong Zinc&Germanium Co. Ltd.	385,200	271,695
Yunnan Tin Co. Ltd., Class A	128,000	247,095
Zhejiang Huayou Cobalt Co. Ltd., Class A	110,250	495,174
		26,212,254
Egypt — 0.0%
Ezz Steel Co. SAE(a)	261,720	399,250

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland — 0.2%
Outokumpu OYJ	450,008	$2,120,429

France — 1.4%
APERAM SA	62,720	2,089,404
ArcelorMittal SA	630,584	15,853,555
Eramet SA(b)	10,902	840,650
		18,783,609
Germany — 0.7%
Aurubis AG	38,422	3,177,956
Salzgitter AG	30,080	892,230
thyssenkrupp AG	618,240	4,662,658
		8,732,844
India — 4.0%
APL Apollo Tubes Ltd.	204,800	4,150,636
Godawari Power and Ispat Ltd.	58,035	478,623
Gravita India Ltd.	24,407	328,163
Hindalco Industries Ltd.	1,514,049	9,389,565
Hindustan Copper Ltd.	316,160	657,582
Jai Balaji Industries Ltd., NVS	48,000	340,831
Jindal Saw Ltd.	139,131	776,049
Jindal Stainless Ltd.	2,266	13,637
Jindal Steel & Power Ltd.	442,151	3,569,001
JSW Steel Ltd.	755,200	7,268,819
Kirloskar Ferrous Industries Ltd.	61,004	331,079
Maharashtra Seamless Ltd.	47,121	550,391
Mishra Dhatu Nigam Ltd.(d)	53,964	243,049
MOIL Ltd.	66,650	236,809
National Aluminium Co. Ltd.	1,010,560	1,117,908
Nmdc Steel Limited, NVS(a)	916,588	488,593
Orissa Minerals Development Co. Ltd. (The)(a)	2,562	223,679
PTC Industries Ltd., NVS	3,221	211,941
Rajratan Global Wire Ltd.	16,075	144,195
Ramkrishna Forgings Ltd.	99,947	960,889
Ratnamani Metals & Tubes Ltd.	34,668	1,550,366
Sarda Energy & Minerals Ltd., NVS	121,840	350,103
Shivalik Bimetal Controls Ltd., NVS	31,468	208,581
Shyam Metalics & Energy Ltd.	46,687	263,068
Surya Roshni Ltd., NVS	30,597	183,302
Tata Steel Ltd.	8,316,543	12,780,505
Tata Steel Ltd., GDR(e)	68,841	1,073,920
Usha Martin Ltd.	184,532	741,154
Vedanta Ltd.	1,136,054	3,185,158
Welspun Corp. Ltd.	103,680	660,205
		52,477,801
Indonesia — 0.5%
Amman Mineral Internasional PT(a)	7,911,212	3,674,448
Bumi Resources Minerals Tbk PT(a)	72,000,000	937,718
Merdeka Copper Gold Tbk PT(a)	12,160,086	1,985,246
Timah Tbk PT	28,800	1,151
		6,598,563
Japan — 5.2%
Daido Steel Co. Ltd.	32,400	1,500,304
Daiki Aluminium Industry Co. Ltd.	32,600	266,190
Dowa Holdings Co. Ltd.	64,000	2,273,741
JFE Holdings Inc.	705,100	10,415,151
Kobe Steel Ltd.	448,000	5,262,395
Kyoei Steel Ltd.	18,400	259,148
Maruichi Steel Tube Ltd.	69,100	1,787,328
Mitsubishi Materials Corp.	156,400	2,572,997
Mitsui Mining & Smelting Co. Ltd.	66,800	2,053,638
Nippon Light Metal Holdings Co. Ltd.	68,640	783,534
Security	Shares	Value

Japan (continued)
Nippon Steel Corp.	1,053,005	$24,657,078
Nittetsu Mining Co. Ltd.	12,600	482,106
OSAKA Titanium Technologies Co. Ltd.(b)	37,800	746,100
Sanyo Special Steel Co. Ltd.	25,900	459,078
Sumitomo Metal Mining Co. Ltd.	307,900	8,899,973
Toho Titanium Co. Ltd.	40,100	498,636
Tokyo Steel Manufacturing Co. Ltd.	64,000	777,575
UACJ Corp.	42,238	991,143
Yamato Kogyo Co. Ltd.	48,800	2,464,845
Yodogawa Steel Works Ltd.	25,800	683,116
		67,834,076
Malaysia — 0.4%
PMB Technology Bhd(a)(b)	448,000	262,483
Press Metal Aluminium Holdings Bhd	4,608,000	4,749,268
		5,011,751
Mexico — 1.4%
Grupo Mexico SAB de CV, Series B	3,840,000	17,600,967

Netherlands — 0.1%
AMG Critical Materials NV	38,400	913,754

Norway — 0.7%
Norsk Hydro ASA	1,639,040	9,517,567

Peru — 0.6%
Southern Copper Corp.	104,982	7,551,355

Poland — 0.6%
Grupa Kety SA	11,574	2,094,513
Jastrzebska Spolka Weglowa SA, Class S(a)	64,000	633,093
KGHM Polska Miedz SA	174,080	5,016,271
		7,743,877
Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	3,456,640	1,198,223

Russia — 0.0%
Alrosa PJSC(c)	2,886,002	321
MMC Norilsk Nickel PJSC(a)(c)	71,400	8
Novolipetsk Steel PJSC(a)(c)	1,668,000	185
Severstal PAO(a)(c)	233,400	26
United Co. RUSAL International PJSC(a)(c)	3,450,000	384
		924
Saudi Arabia — 1.4%
Al Masane Al Kobra Mining Co.	45,365	614,299
East Pipes Integrated Co. for Industry, NVS	13,488	253,948
Saudi Arabian Mining Co.(a)	1,595,411	16,955,273
		17,823,520
Singapore — 0.0%
Straits Trading Co. Ltd.	233,062	325,760

South Africa — 1.4%
African Rainbow Minerals Ltd.	139,403	1,343,800
Anglo American Platinum Ltd.	82,560	3,495,972
Impala Platinum Holdings Ltd.	1,109,120	4,509,919
Kumba Iron Ore Ltd.	80,647	2,533,774
Northam Platinum Holdings Ltd.	443,520	2,862,338
Sibanye Stillwater Ltd.	3,483,992	3,833,978
		18,579,781
South Korea — 3.4%
Dongkuk CM Co. Ltd.(a)	7,381	40,399
Dongkuk Steel Mill Co. Ltd/New(a)	42,307	362,851
Hyundai Steel Co.	106,880	2,905,803

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
KG Dongbu Steel Co. Ltd.(b)	58,924	$399,596
KG Eco Technology Service Co. Ltd.	9,456	82,236
Korea Zinc Co. Ltd.	10,332	3,919,319
Poongsan Corp.(b)	21,120	584,065
POSCO Holdings Inc.	88,824	33,170,923
Posco M-Tech Co. Ltd.(b)	24,496	460,826
Sam-A Aluminum Co. Ltd.	6,189	617,085
Seah Besteel Holdings Corp.	16,640	317,498
SeAH Steel Holdings Corp.	1,934	286,257
TCC Steel	20,326	869,500
Young Poong Corp.	640	252,331
		44,268,689
Spain — 0.2%
Acerinox SA	216,960	2,382,482

Sweden — 1.6%
Alleima AB, NVS	235,192	1,699,650
Boliden AB	336,769	8,963,521
Granges AB	128,684	1,413,649
SSAB AB, Class A	273,280	2,069,130
SSAB AB, Class B	816,000	6,039,691
		20,185,641
Taiwan — 1.7%
Century Iron & Steel Industrial Co. Ltd.	194,000	1,029,034
China Metal Products	208,011	264,283
China Steel Corp.	14,480,612	12,127,793
Chun Yuan Steel Industry Co. Ltd.	475,000	256,980
Chung Hung Steel Corp.	1,117,000	835,041
EVERGREEN Steel Corp.	199,000	517,442
Feng Hsin Steel Co. Ltd.	640,000	1,351,026
Gloria Material Technology Corp.	574,000	895,404
Hsin Kuang Steel Co. Ltd.	250,000	399,691
TA Chen Stainless Pipe	2,045,638	2,530,620
Tung Ho Steel Enterprise Corp.	640,700	1,422,056
YC INOX Co. Ltd.	370,263	319,781
Yieh Phui Enterprise Co. Ltd.	1,280,776	680,054
		22,629,205
Turkey — 0.3%
Eregli Demir ve Celik Fabrikalari TAS(a)	1,734,782	2,462,693
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	940,511	805,373
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	246,164	470,585
		3,738,651
United Kingdom — 17.1%
Anglo American PLC	1,568,640	42,451,978
Antofagasta PLC	488,320	8,669,157
Atalaya Mining PLC	131,200	521,745
Central Asia Metals PLC	214,008	446,868
Ferrexpo PLC(a)	360,320	331,384
Glencore PLC	12,916,575	72,257,751
Hill & Smith PLC	97,920	2,225,143
Rio Tinto PLC	1,390,720	95,052,406
SolGold PLC(a)	1,840,166	196,536
		222,152,968
United States — 18.1%
Alcoa Corp.	220,160	5,913,497
Alpha Metallurgical Resources Inc.	14,092	3,953,651
Arch Resources Inc.	21,016	3,487,815
ATI Inc.(a)(b)	159,257	6,999,345
Carpenter Technology Corp.	60,167	4,260,425
Century Aluminum Co.(a)(b)	68,465	538,135
Security	Shares	Value

United States (continued)
Cleveland-Cliffs Inc.(a)	628,546	$10,785,849
Commercial Metals Co.	144,002	6,527,611
Compass Minerals International Inc.	42,880	1,041,126
Freeport-McMoRan Inc.	1,769,603	66,041,584
Haynes International Inc.	16,021	786,311
Ivanhoe Electric Inc. / U.S.(a)(b)	89,603	1,017,890
Kaiser Aluminum Corp.	19,200	1,122,816
Materion Corp.	25,600	2,895,616
MP Materials Corp.(a)(b)	174,720	2,772,806
Nucor Corp.	307,202	52,215,124
Olympic Steel Inc.	12,160	687,405
Piedmont Lithium Inc.(a)(b)	23,106	598,676
Ramaco Resources Inc.	34,560	577,152
Reliance Steel & Aluminum Co.	72,332	19,910,106
Ryerson Holding Corp.	37,780	1,170,047
Schnitzer Steel Industries Inc., Class A	31,360	803,757
Steel Dynamics Inc.	194,566	23,178,648
SunCoke Energy Inc.	101,760	947,386
TimkenSteel Corp.(a)	48,000	975,360
U.S. Steel Corp.	275,200	9,879,680
Warrior Met Coal Inc.(b)	64,044	3,584,543
Worthington Industries Inc.	40,960	2,936,832
		235,609,193
Total Common Stocks — 98.6%
(Cost: $1,417,547,611)		1,282,489,840

Preferred Stocks

Brazil — 0.9%
Bradespar SA, Preference Shares, NVS	318,234	1,577,576
Cia. Ferro Ligas da Bahia - FERBASA, Preference Shares, NVS	38,400	360,825
Gerdau SA, Preference Shares, NVS	1,433,548	6,363,817
Metalurgica Gerdau SA, Preference Shares, NVS	825,027	1,723,119
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	563,659	900,105
		10,925,442
Russia — 0.0%
Mechel PJSC, Preference Shares, NVS(a)(c)	96,000	10

Total Preferred Stocks — 0.9%
(Cost: $9,824,668)		10,925,452

Rights

Brazil — 0.0%
Cia Brasileira de Aluminio, (Expires 12/28/23, Strike Price BRL 3.73)	23,614	2,159

Total Rights — 0.0%
(Cost: $—)		2,159

Total Long-Term Investments — 99.5%
(Cost: $1,427,372,279)		1,293,417,451

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(f)(g)(h)	25,134,091	$25,146,658

Total Short-Term Securities — 1.9%
(Cost: $25,136,753)		25,146,658

Total Investments — 101.4%
(Cost: $1,452,509,032)		1,318,564,109

Liabilities in Excess of Other Assets — (1.4)%		(18,063,504)

Net Assets — 100.0%		$1,300,500,605

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,074,638	$67,334	(a)	$—		$768	$3,918	$25,146,658	25,134,091	$110,305	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	800,000	—		(800,000	)(a)	—	—	—	—	27,145		—
						$768	$3,918	$25,146,658		$137,450		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	21	12/15/23	$1,857	$(44,621)
MSCI Emerging Markets Index	87	12/15/23	4,294	35,520
				$(9,101)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Metals & Mining Producers ETF
November 30, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$398,894,756	$882,057,156	$1,537,928	$1,282,489,840
Preferred Stocks	10,925,442	—	10	10,925,452
Rights	2,159	—	—	2,159
Short-Term Securities
Money Market Funds	25,146,658	—	—	25,146,658
	$434,969,015	$882,057,156	$1,537,938	$1,318,564,109
Derivative Financial Instruments(a)
Assets
Equity Contracts	$35,520	$—	$—	$35,520
Liabilities
Equity Contracts	(44,621)	—	—	(44,621)
	$(9,101)	$—	$—	(9,101)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company